PLANT EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
PLANT EQUIPMENT AND MINING PROPERTIES
Assets Under Construction	$ 3,267	$ 3,817
Property Plant Equipment, Net Carrying Amount	$ 5,553	$ 2,417